                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05898

Morgan Stanley Prime Income Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PRIME INCOME TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE TRUST'S FINANCIAL STATEMENTS AND A LIST OF TRUST INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE TRUST BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE TRUST IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND, THEREFORE, THE VALUE OF THE TRUST'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended March 31, 2006

MARKET CONDITIONS

During the six-month period ended March 31, 2006, the economic climate provided broad support for the senior loan asset class. The economy continued to expand, despite the challenges of rising commodity prices and signs of weakness in the housing market. Core inflation remained largely contained and employment data was positive for the most part. Although the misfortunes of a few large companies (particularly in the auto industry) received extensive media coverage, corporate fundamentals and earnings showed signs of strength and corporate default rates remained at historical lows.

The Federal Open Market Committee (the "Fed") continued with its steady pace of monetary tightening and raised the federal funds rate four times, in 25 basis point increments, bringing the rate to 4.75 percent during the period. Short-term rates moved upward alongside the federal funds rate. Longer-term rates proved more intractable, however, and the yield curve flattened for the period overall. (The yield curve measures the difference between the yields of short-term and long-term bonds.)

In an environment of relatively low interest rates, investors increasingly sought out higher-yielding investments, including senior loans. Senior loans are "floating rate" securities. Because their yields adjust in response to changes in short-term rates, senior loans provide a hedge against rising rates as well as enhanced yield potential. The low level of defaults and general climate of economic growth further stoked investor demand for lower-rated and non-rated issues. As a result, issuance in the senior loan market remained brisk as companies took advantage of investor demand and increasing liquidity. Many transactions were more aggressive, in that they were larger in size, entailed a greater degree of leverage, were defined by looser governance and covenant packages, and had tighter credit spreads. (Credit spreads measure the incremental yield investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform high-grade issues.)

PERFORMANCE ANALYSIS

For the six-month period ended March 31, 2006, Morgan Stanley Prime Income Trust returned 2.90 percent, assuming no deduction of applicable sales charges. The Trust's net asset value (NAV) decreased from $9.12 to $9.11 per share during this period. Comparatively, for the same six-month period, the Lipper Loan Participation Funds Average returned 3.58 percent.*

Throughout the period, we managed the Trust according to our research intensive approach. Consistent with our long standing discipline, we sought loans that offered strong credit fundamentals. We favored companies with good profit margins, attractive balance sheet characteristics, a demonstrated ability to service their debts, and good demand for their products and services. We paid close attention to the collateral securing underlying debts, preferring companies with extensive hard assets, in the unusual case of default.

In our view, our comprehensive analysis and deep team of portfolio managers and analysts were instrumental in the Trust's performance during the period. Through rigorous proprietary research, we uncovered compelling opportunities in a variety of sectors of the senior loan market. Despite the strong demand for senior loans, the Trust remained nearly fully invested during the period, while adhering to our investment criteria. Pockets of particular strength within the Trust included loans in the energy, health care, oil and gas and telecommunications industries.

The team draws upon insights gathered from investing through economic downturns as well as upswings. (Each analyst has invested through at least one economic downturn, while many have invested through multiple downturns.) We believe the very low level of defaulted loans in the Trust--just 0.19 percent as of the close of the period versus 3.2 percent for the overall loan market--is one illustration of the value of the team's collective experience. Moreover, we believe that this risk conscious approach may be particularly valuable during periods when more issuance is characterized by more

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aggressive credit structures, as has been the case recently. Additionally, we also relied on our dedicated secondary market team to uncover opportunities to increase overall returns and to proactively minimize loan losses in the growing secondary segment of the senior loan market.

Our more conservative and long-term approach did somewhat temper relative performance during the six-month period. For example, our fundamental research compelled us to take a prudent approach toward the troubled but higher yielding automotive and airline industries.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* THE LIPPER LOAN PARTICIPATION FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER LOAN PARTICIPATION CLOSED-END FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE TRUST IN THE FUTURE.

PORTFOLIO COMPOSITION

   Senior Loans/Notes                            97.3%
   Common Stocks                                  1.4
   Short-Term Paper                               1.3

DATA AS OF MARCH 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

Under normal market conditions, the Trust will invest at least 80 percent of its total assets in Senior Loans. The Trust currently intends to limit its investments in Senior Notes to no more than 20 percent of its total assets. The remainder of the Trust's assets may be invested in cash or in high quality debt securities with remaining maturities of one year or less, although it is anticipated that the debt securities in which the Trust invests will have remaining maturities of 60 days or less. Such securities may include commercial paper rated at least in the top two rating categories of either Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or unrated commercial paper considered by the Investment Adviser to be of similar quality, certificates of deposit and bankers' acceptances and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Such securities may pay interest at rates which are periodically redetermined or may pay interest at fixed rates. High quality debt securities and cash may comprise up to 100 percent of the Trust's total assets during temporary defensive periods when, in the opinion of the Investment Adviser, suitable Senior Loans are not available for investment by the Trust or prevailing market or economic conditions warrant.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the

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annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Trust attempts to eliminate duplicate mailings to the same address. The Trust delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

MORGAN STANLEY PRIME INCOME TRUST

PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS (a) (94.7%)
               ADVERTISING/MARKETING SERVICES (0.9%)
$      6,720   Affinion Group, Inc.                                   7.50 - 7.53%         10/17/12     $      6,755,505
       2,408   DoubleClick, Inc.                                          8.75             07/13/12            2,458,884
                                                                                                        ----------------
                                                                                                               9,214,389
                                                                                                        ----------------
               AEROSPACE & DEFENSE (3.0%)
       1,980   Alion Science & Technology                                 7.33             08/02/09            1,994,799
       5,025   AM General, LLC                                        9.10 - 9.41          11/01/11            5,201,386
       1,018   Apptis (DE), Inc.                                          8.08             01/05/10            1,024,920
       3,920   ARINC, Inc                                              6.98-7.11           03/10/11            3,978,800
       3,970   DynCorp International, LLC                             7.44 - 7.81          02/11/11            4,026,255
         935   IAP Worldwide Services, Inc.                               8.00             12/30/12              948,015
       1,867   ILC Industries, Inc.                                       7.48             02/24/12            1,897,261
       2,738   K&F Acquisition, Inc.                                  6.87 - 7.08          11/18/12            2,776,865
       1,289   SI International, Inc.                                 6.80 - 6.97          02/10/11            1,303,373
       2,978   Spirit Aerosystems, Inc.                                   6.85             12/31/11            3,027,760
       5,377   Transdigm, Inc.                                            6.99             07/22/10            5,455,506
         993   Wyle Laboratories, Inc.                                7.44 - 7.45          01/28/11            1,008,628
                                                                                                        ----------------
                                                                                                              32,643,568
                                                                                                        ----------------
               AIRLINES (0.4%)
       2,500   Delta Airlines, Inc.                                       9.01             03/16/08            2,543,975
       1,600   United Airlines, Inc.                                  8.13 - 8.63          02/01/12            1,628,608
                                                                                                        ----------------
                                                                                                               4,172,583
                                                                                                        ----------------
               AUTO PARTS: OEM (0.9%)
       3,015   Accuride Corp.                                             7.19             01/31/12            3,058,063
       5,229   Federal-Mogul Corp. (Revolver) (f)                         6.58             02/24/04            5,047,676
       2,045   Polypore, Inc.                                             7.53             11/12/11            2,067,641
                                                                                                        ----------------
                                                                                                              10,173,380
                                                                                                        ----------------
               AUTOMOTIVE AFTERMARKET (1.5%)
       7,425   Metokote Corp.                                         7.92 - 8.15          11/27/11            7,499,250
       3,764   Safelite Glass Corp.                                   8.96 - 9.46          09/30/07            3,726,767
       1,496   TRW Automotive, Inc.                                       6.13             06/30/12            1,503,208
       3,617   United Components, Inc.                                    7.22             06/30/10            3,678,837
                                                                                                        ----------------
                                                                                                              16,408,062
                                                                                                        ----------------
               BEVERAGES: ALCOHOLIC (0.2%)
       2,348   Constellation Brands, Inc.                             6.31 - 6.38          11/30/11            2,382,525
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               BEVERAGES: NON-ALCOHOLIC (0.2%)
$      1,481   Eight O' Clock Coffee Co.                                  9.25%            11/14/11     $      1,499,766
         299   Le-Natures, Inc.                                           9.75             06/23/10              304,113
                                                                                                        ----------------
                                                                                                               1,803,879
                                                                                                        ----------------
               BROADCAST/MEDIA (1.1%)
         997   Nextmedia Operating, Inc.                              6.66 - 6.75          11/15/12            1,008,103
         998   Nextmedia Operating, Inc.                                  9.25             11/15/13            1,021,747
       2,970   Spanish Broadcasting System, Inc.                          6.73             06/10/12            3,009,590
       6,435   Susquehanna Media Co.                                      6.33             03/31/12            6,447,098
                                                                                                        ----------------
                                                                                                              11,486,538
                                                                                                        ----------------
               BUILDING PRODUCTS (0.6%)
       2,745   Axia, Inc.                                             7.87 - 8.23          12/21/12            2,751,862
       4,255   Interline Brands, Inc.                                 6.65 - 7.23          12/31/10            4,297,247
                                                                                                        ----------------
                                                                                                               7,049,109
                                                                                                        ----------------
               CABLE/SATELLITE TV (7.6%)
       1,960   Cebridge Connections, Inc.                             7.79 - 8.00          02/23/09            1,969,801
       4,000   Century Cable Holdings, LLC                                9.25             06/30/09            3,913,760
      25,000   Century Cable Holdings, LLC                                9.25             12/31/09           24,425,000
      11,981   Charter Communications Operating, LLC                      7.67             04/27/10           12,060,691
      10,784   Charter Communications Operating, LLC                      7.92             04/27/11           10,893,247
       1,667   DIRECTV Holdings, LLC                                      6.28             04/13/13            1,687,500
       5,000   Hilton Head Communications LP (Revolver)                   7.75             09/30/07            4,854,150
       1,955   Insight Midwest Holdings, LLC                              7.00             12/31/09            1,985,322
       1,980   MCC Iowa (Mediacom), LLC                               6.64 - 6.98          02/01/14            2,008,314
       8,000   Olympus Cable Holdings, LLC                                8.50             06/30/10            7,830,640
      11,000   Olympus Cable Holdings, LLC                                9.25             09/30/10           10,804,530
                                                                                                        ----------------
                                                                                                              82,432,955
                                                                                                        ----------------
               CASINO/GAMING (3.9%)
       2,001   Alliance Gaming Corp.                                      8.18             09/04/09            2,025,982
         498   BLB Worldwide Holdings, Inc.                           6.82 - 6.99          08/23/11              505,739
       3,970   CCM Merger Corp.                                       6.80 - 6.96          09/30/12            4,008,199
         333   Greektown Casino, LLC                                      7.07             12/03/12              338,333
       2,143   MGM Mirage, Inc.                                           6.28             11/22/09            2,152,243
       5,143   MGM Mirage, Inc. (Revolver)                            5.87 - 6.34          11/22/09            5,017,474
          25   Opbiz, LLC (Planet Hollywood) (c)(d)                       8.53             09/01/09               25,266
      10,171   Opbiz, LLC (Planet Hollywood)                              5.78             09/01/10            9,972,839
       1,250   Pinnacle Entertainment, Inc.                               6.78             12/14/11            1,260,938
       9,000   Venetian Casino Resorts LLC                                6.73             06/15/11            9,104,760

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
$      6,000   Wynn Las Vegas, LLC                                        6.98%            12/14/11     $      6,072,480
       1,089   Yonkers Racing Corp.                                       8.31             08/12/11            1,106,380
                                                                                                        ----------------
                                                                                                              41,590,633
                                                                                                        ----------------
               CELLULAR TELEPHONE (0.3%)
       2,000   AAT Communications Corp.                                   6.56             07/27/12            2,008,760
       1,000   AAT Communications Corp.                                   7.56             07/29/13            1,005,210
                                                                                                        ----------------
                                                                                                               3,013,970
                                                                                                        ----------------
               CHEMICALS: MAJOR DIVERSIFIED (2.0%)
       5,967   BCP Crystal Holdings, Ltd. (Germany)                       6.98             04/06/11            6,055,525
       4,807   Ineos Holdings Ltd. (United Kingdom)                   6.90 - 7.34          12/23/13            4,881,945
       4,807   Ineos Holdings Ltd. (United Kingdom)                   7.40 - 7.84          12/23/14            4,881,945
       5,627   Invista B.V. (Canada)                                      6.75             04/29/11            5,691,064
                                                                                                        ----------------
                                                                                                              21,510,479
                                                                                                        ----------------
               CHEMICALS: SPECIALTY (5.1%)
       2,500   Brenntag AG (Germany)                                      7.44             01/17/14            2,534,379
         500   Brenntag AG (Germany)                                     11.43             07/17/05              515,000
       1,960   Hercules, Inc.                                         6.06 - 6.48          10/08/10            1,979,600
      22,855   Huntsman International, LLC                                6.53             08/18/12           23,030,363
       8,296   ISP Chemco, Inc.                                           6.50             02/16/13            8,392,634
       5,094   Kraton Polymers, LLC                                   7.00 - 7.50          12/23/10            5,173,876
       7,920   Nalco Company                                          6.44 - 8.50          11/04/10            8,015,305
       1,485   Niagara Holdings, Inc.                                     7.00             02/11/12            1,507,587
       3,940   Rockwood Specialties Group, Inc.                           6.67             07/30/12            3,997,035
                                                                                                        ----------------
                                                                                                              55,145,779
                                                                                                        ----------------
               COMPUTER COMMUNICATIONS (0.2%)
       2,000   Global Exchange Services, Inc.                         9.43 - 9.78          07/29/11            1,975,000
         702   Vertafore, Inc.                                        7.31 - 7.33          01/31/12              712,173
                                                                                                        ----------------
                                                                                                               2,687,173
                                                                                                        ----------------
               COMPUTER SOFTWARE & SERVICES (1.0%)
         399   Blackboard, Inc.                                       7.08 - 7.23          02/28/12              405,982
       9,950   SunGard Data Systems, Inc.                                 6.81             02/11/13           10,069,011
                                                                                                        ----------------
                                                                                                              10,474,993
                                                                                                        ----------------
               CONSTRUCTION MATERIALS (0.3%)
         178   Builders Firstsource, Inc.                                 7.03             08/11/11              178,222
         800   Contech Construction Products, Inc.                    6.67 - 6.98          01/31/13              812,000
       1,970   Nortek, Inc.                                           6.69 - 8.75          08/27/11            1,991,237
                                                                                                        ----------------
                                                                                                               2,981,459
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               CONSUMER CYCLICALS (0.1%)
$        993   Brand Services, Inc.                                   7.29 - 7.98%         01/15/12     $      1,007,599
                                                                                                        ----------------
               CONSUMER SUNDRIES (3.7%)
         928   American Safety Razor Co.                                  7.56             02/28/12              941,976
       2,000   Amscan Holdings, Inc.                                      7.77             12/23/12            1,997,500
       2,970   Burt's Bees, Inc.                                      7.04 - 7.44          03/29/11            3,008,966
       5,086   CEI Holdings, Inc.                                     8.19 - 10.00         12/03/10            5,035,497
       1,877   Josten IH Corp.                                            7.32             10/04/11            1,904,979
       2,965   Marietta Intermediate Holding Corp.                    7.31 - 7.58          12/17/10            2,979,825
       3,796   MD Beauty, Inc.                                        7.67 - 9.75          02/18/12            3,844,318
       4,000   MD Beauty, Inc.                                           11.67             02/18/13            4,055,000
       2,712   Natural Products Group, LLC                            8.08 - 8.17          08/16/11            2,734,489
       3,100   Prestige Brands, Inc.                                  6.89 - 9.00          04/06/11            3,143,490
       6,221   Spectrum Brands, Inc.                                  6.42 - 7.61          02/06/12            6,306,183
       3,889   World Kitchen, Inc.                                    8.13 - 8.19          03/31/08            3,858,219
                                                                                                        ----------------
                                                                                                              39,810,442
                                                                                                        ----------------
               CONSUMER/BUSINESS SERVICES (0.8%)
         958   Alderwoods Group, Inc.                                 6.69 - 6.75          09/29/09              968,756
       6,843   Buhrmann US, Inc.                                      6.44 - 6.67          12/31/10            6,939,327
         599   Coinmach Corp.                                         7.25 - 7.38          12/19/12              609,009
                                                                                                        ----------------
                                                                                                               8,517,092
                                                                                                        ----------------
               CONTAINERS/PACKAGING (3.9%)
         993   Berry Plastics Corp.                                       6.84             12/02/11            1,007,904
       1,965   Consolidated Container Holdings, LLC                   8.25 - 8.38          12/15/08            1,976,043
         667   Crown Americas, Inc.                                       6.44             11/15/12              672,080
         486   Covalence Specialty Materials Corp.                        6.56             02/16/13              492,393
         500   Covalence Specialty Materials Corp.                        8.06             08/16/13              513,125
       4,938   Graham Packaging Co.                                   6.81 - 7.25          10/07/11            5,008,501
       2,000   Graham Packaging Co.                                       9.25             04/07/12            2,050,420
      11,344   Graphic Packaging International Corp.                  6.72 - 7.19          06/30/10           11,536,986
       6,820   Impress Metal Packaging Holdings B.V. (Netherlands)        7.94             12/31/06            6,836,994
         932   Kranson Industries, Inc.                                   7.73             07/30/11              943,686
       1,015   Nexpak Corp. (Revolver) (b)                            10.63 - 10.75        03/31/07            1,015,000
       4,196   Nexpak Corp. (b)                                       10.63 - 12.63        03/31/07            2,767,235
       1,947   Owens Illinois General, Inc. (Australia)                   6.42             04/01/07            1,955,146
       1,135   Owens Illinois General, Inc.                               6.56             04/01/08            1,140,128
       1,767   Owens Illinois General, Inc. (France)                      6.60             04/01/08            1,775,084
         998   Ranpak, Inc.                                               7.41             12/14/11            1,007,475
       1,507   Smurfit-Stone Container Enterprises, Inc.              6.94 - 7.13          11/01/11            1,529,216
                                                                                                        ----------------
                                                                                                              42,227,416
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED MANUFACTURING (0.2%)
$        425   Euramax International, Inc.                                7.69%            06/29/12     $        428,187
       1,337   Euramax International, Inc.                               11.54             06/29/13            1,330,158
         664   Euramax International, Inc. (Europe)                      11.54             06/29/13              659,842
                                                                                                        ----------------
                                                                                                               2,418,187
                                                                                                        ----------------
               EDUCATION (0.3%)
       3,624   Educate Operating Co.                                  6.53 - 7.98          03/31/12            3,624,322
                                                                                                        ----------------
               ELECTRIC UTILITIES(0.2%)
       2,000   Primary Energy Holdings, LLC                               7.56             08/24/09            2,022,500
                                                                                                        ----------------
               ELECTRONIC COMPONENTS (0.2%)
       1,412   Eastman Kodak Co.                                      6.61 - 7.19          10/18/12            1,426,106
         896   Thermal North America, Inc.                                6.28             10/12/13              903,079
                                                                                                        ----------------
                                                                                                               2,329,185
                                                                                                        ----------------
               ENGINEERING & CONSTRUCTION (0.8%)
       5,000   Penhall International Corp.                               11.44             11/01/10            5,062,500
       3,267   United Rentals, Inc.                                       7.07             02/14/11            3,308,872
                                                                                                        ----------------
                                                                                                               8,371,372
                                                                                                        ----------------
               ENTERTAINMENT & LEISURE (2.0%)
       2,500   24 Hour Fitness, Inc.                                  7.54 - 7.70          06/08/12            2,537,500
       1,980   Alliance Atlantis Communications, Inc. (Canada)            6.48             12/20/11            1,999,800
       2,096   Fender Musical Instruments Corp.                           6.47             03/30/12            2,132,525
       3,000   Mets Limited Partnership                                   6.44             07/25/10            3,033,750
       3,000   Southwest Sports Group, LLC                                7.44             12/22/10            3,037,500
       2,985   Sunshine Acquisition, Ltd.                                 7.17             03/20/12            3,010,373
       2,963   Universal City Development Partners, Ltd.              6.60 - 6.98          06/09/11            3,002,612
       3,017   Yankees Holdings, L.P.                                     7.13             06/25/07            3,032,229
                                                                                                        ----------------
                                                                                                              21,786,289
                                                                                                        ----------------
               ENVIRONMENTAL SERVICES (1.4%)
       1,941   Allied Waste North America, Inc.                       6.62 - 6.97          01/15/12            1,952,633
       3,307   Duratek, Inc.                                          7.94 - 8.19          12/19/09            3,315,719
       5,086   Environmental Systems Products Holdings, Inc.          8.17 - 8.33          12/12/08            5,117,708
       1,188   Safety-Kleen Holdco, Inc.                              11.74 - 11.82        09/15/08            1,227,596
         496   Wastequip, Inc.                                         7.33 - 7.48         07/15/11              503,694
         250   Wastequip, Inc.                                           10.98             07/15/12              253,125
       2,470   Waste Services, Inc.                                    7.61 - 8.03         03/31/11            2,507,178
                                                                                                        ----------------
                                                                                                              14,877,653
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               FINANCE - COMMERCIAL (0.5%)
$      1,995   LPL Holdings, Inc.                                     7.96 - 8.23%         06/28/13     $      2,021,174
       3,830   TD Ameritrade Holding Corp.                                6.32             12/31/12            3,856,481
                                                                                                        ----------------
                                                                                                               5,877,655
                                                                                                        ----------------
               FINANCE/RENTAL/LEASING (0.2%)
       2,582   Hertz Corp.                                            6.89 - 7.09          12/21/12            2,620,212
                                                                                                        ----------------
               FINANCIAL PUBLISHING/SERVICES (0.7%)
       6,914   Merrill Communications, LLC                            7.08 - 7.23          07/30/09            6,988,678
         956   Verifone Intermediate Holdings, Inc.                       6.42             06/30/11              967,298
                                                                                                        ----------------
                                                                                                               7,955,976
                                                                                                        ----------------
               FINANCIAL SERVICES (0.9%)
       4,388   Fidelity National Information Solutions, Inc.              6.47             03/09/13            4,427,953
       4,828   Transfirst Holdings, Inc.                                  8.00             03/31/10            4,870,652
                                                                                                        ----------------
                                                                                                               9,298,605
                                                                                                        ----------------
               FOOD DISTRIBUTORS (0.4%)
       2,993   Acosta Sales Co., Inc.                                 6.83 - 6.95          12/06/12            3,035,532
       1,250   Acosta Sales Co., Inc.                                    10.45             06/06/13            1,292,975
                                                                                                        ----------------
                                                                                                               4,328,507
                                                                                                        ----------------
               FOOD RETAIL (0.9%)
       6,149   Michelina's, Inc.                                          7.88             04/02/11            6,219,896
       3,990   Roundy's Supermarkets, Inc.                            7.72 - 7.87          11/03/11            4,049,012
                                                                                                        ----------------
                                                                                                              10,268,908
                                                                                                        ----------------
               FOOD: MAJOR DIVERSIFIED (0.3%)
       3,238   Michael Foods, Inc.                                    6.67 - 7.03          11/21/10            3,284,821
                                                                                                        ----------------
               FOODS & BEVERAGES (4.5%)
       7,332   Birds Eye Foods, Inc.                                      7.75             06/30/08            7,437,554
       1,471   Bolthouse Farms, Inc.                                      7.37             12/16/12            1,496,015
         744   Del Monte Corp.                                            6.14             02/08/12              749,496
         995   Doane Pet Care, Inc.                                   6.62 - 7.23          10/24/12            1,010,542
       4,889   DS Waters Enterprises, L.P.                                9.03             11/07/09            4,842,648
         990   National Dairy Holding, L.P.                               6.83             03/15/12              995,564
       2,852   PBM Products, Inc.                                     7.64 - 7.83          07/26/11            2,884,086
       2,313   Pierre Foods, Inc.                                         7.43             06/30/10            2,339,972
      19,699   Pinnacle Foods Holding Corp.                           7.78 - 8.20          11/25/10           20,034,140
       2,000   Reddy Ice Group, Inc.                                      6.32             08/09/12            2,021,880
       1,985   Sturm Foods, Inc.                                          7.56             05/26/11            2,016,006
       1,000   Sturm Foods, Inc.                                         11.81             05/26/12            1,017,500
       1,235   Sunny Delight Beverage Co.                             9.02 - 9.05          08/20/10            1,218,309
                                                                                                        ----------------
                                                                                                              48,063,712
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               FOREST PRODUCTS (0.3%)
$      1,429   White Birch Paper Co. (Canada)                             8.23%            04/08/12     $      1,452,347
       1,956   Xerium Technologies, Inc.                                  7.23             05/18/12            1,958,888
                                                                                                        ----------------
                                                                                                               3,411,235
                                                                                                        ----------------
               HEALTHCARE (1.6%)
         998   Capella Healthcare, Inc.                                   7.82             11/30/12            1,008,722
       1,000   Capella Healthcare, Inc.                                  10.82             11/30/13            1,005,000
       4,975   Concentra Operating Corp.                                  6.69             06/30/09            5,041,317
         908   Genoa Healthcare Group, LLC                            8.06 - 10.00         08/10/12              918,739
       3,000   Healthsouth Corp.                                          8.15             03/10/13            3,026,250
       1,219   Multiplan, Inc.                                            7.33             03/04/09            1,223,684
       2,366   Sterigenics International, Inc.                        7.91 - 9.75          06/14/11            2,398,936
       2,520   VWR International, Inc.                                    7.12             04/07/11            2,558,302
                                                                                                        ----------------
                                                                                                              17,180,950
                                                                                                        ----------------
               HOME BUILDING (0.7%)
       4,640   Rhodes Ranch General Partnership                           8.08             11/21/10            4,675,187
       1,500   Shea Capital, LLC                                          6.69             10/27/11            1,502,820
       1,156   Yellowstone Development, LLC                               7.20             12/30/10            1,162,979
                                                                                                        ----------------
                                                                                                               7,340,986
                                                                                                        ----------------
               HOME FURNISHINGS (0.6%)
       1,800   Hunter Fan Co.                                         6.94 - 7.17          03/24/12            1,795,500
       2,500   National Bedding Co.                                   9.60 - 9.78          08/31/12            2,548,450
       1,413   Quality Home Brands Holdings, LLC.                     7.13 - 7.28          11/04/11            1,429,455
       1,000   Quality Home Brands Holdings, LLC.                        11.53             11/30/12            1,011,250
                                                                                                        ----------------
                                                                                                               6,784,655
                                                                                                        ----------------
               HOSPITAL/NURSING MANAGEMENT (0.6%)
       1,970   CHS/Community Health Systems, Inc.                         6.56             08/19/11            1,997,501
       4,134   Lifepoint Hospitals, Inc.                                  6.19             04/15/12            4,165,109
                                                                                                        ----------------
                                                                                                               6,162,610
                                                                                                        ----------------
               HOTELS/RESORTS/CRUISELINES (0.6%)
       3,309   Interstate Operating Company, L.P.                         9.38             01/14/08            3,358,269
       1,658   Kuilima Resort Company                                 7.36 - 7.58          09/30/10            1,672,844
       1,000   Kuilima Resort Company                                    11.33             09/30/11            1,008,750
                                                                                                        ----------------
                                                                                                               6,039,863
                                                                                                        ----------------
               HOUSEHOLD/PERSONAL CARE (0.0%)
         387   JohnsonDiversey, Inc.                                  7.19 - 7.32          11/03/09              393,302
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY (1.2%)
$        567   Chart Industries, Inc.                                     6.63%            10/17/12     $        577,292
       2,000   Formica Corp.                                              7.96             03/15/13            2,018,760
       1,774   Goodman Global Holdings, Inc.                              6.63             12/23/11            1,790,928
       5,965   Mueller Group, Inc.                                    6.92 - 7.36          10/03/12            6,051,804
       1,722   Sensus Metering Systems, Inc.                          7.10 - 7.44          12/17/10            2,399,884
         315   Sensus Metering Systems, Inc. (Luxembourg)             7.22 - 7.44          12/17/10              318,776
                                                                                                        ----------------
                                                                                                              13,157,444
                                                                                                        ----------------
               INDUSTRIAL SPECIALTIES (0.9%)
       6,970   Panolam Industrial International, Inc.                     7.73             09/30/12            7,074,537
       2,171   Unifrax Corp.                                              7.13             05/19/10            2,198,268
                                                                                                        ----------------
                                                                                                               9,272,805
                                                                                                        ----------------
               LIFE/HEALTH INSURANCE (1.3%)
       1,995   Alliant Resources Group, Inc.                          7.69 - 7.88          11/30/11            2,016,825
       3,000   Alliant Resources Group, Inc.                             12.13             11/30/12            3,052,500
       3,000   CCC Information Services, Inc.                             7.26             02/10/13            3,045,630
       6,120   Conseco, Inc.                                              6.50             06/22/10            6,180,786
                                                                                                        ----------------
                                                                                                              14,295,741
                                                                                                        ----------------
               MEDICAL SPECIALTIES (0.9%)
         998   Accelent, Inc.                                             6.80             11/22/12            1,006,857
       1,503   CONMED Corp.                                               6.95             12/15/09            1,512,278
       6,591   Davita, Inc.                                           6.53 - 7.11          10/05/12            6,684,686
                                                                                                        ----------------
                                                                                                               9,203,821
                                                                                                        ----------------
               MEDICAL/NURSING SERVICES (0.4%)
       3,945   Select Medical Corp.                                   6.52 - 8.50          02/24/12            3,913,241
         373   Select Medical Corp. (Revolver)                        6.80 - 8.75          02/24/11              370,067
                                                                                                        ----------------
                                                                                                               4,283,308
                                                                                                        ----------------
               MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
       2,577   Outsourcing Solutions, Inc.                                9.33             09/30/10            2,583,387
                                                                                                        ----------------
               MOVIES/ENTERTAINMENT (3.0%)
       6,781   AMC Entertainment, Inc.                                    6.94             01/26/13            6,865,933
       4,038   Metro-Goldwyn Mayer Studios, Inc.                          7.23             04/08/11            4,083,894
      12,000   Metro-Goldwyn Mayer Studios, Inc.                          7.23             04/08/12           12,162,720
         108   Metro-Goldwyn Mayer Studios, Inc. (Revolver)               7.13             04/08/10              104,462
       9,502   Regal Cinemas Corp.                                        6.73             11/10/10            9,607,381
                                                                                                        ----------------
                                                                                                              32,824,390
                                                                                                        ----------------
               MULTI-SECTOR COMPANIES (0.0%)
         452   MAFCO Finance Corp.                                    6.78 - 6.93          12/08/11              457,361
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               OFFICE EQUIPMENT/SUPPLIES (0.2%)
$      1,850   Acco Brands Corp.                                      6.35 - 6.68%         08/17/12     $      1,869,277
                                                                                                        ----------------
               OIL & GAS PIPELINES (1.9%)
      10,120   El Paso Corp.                                              7.75             11/23/09           10,258,921
       1,995   Key Energy Group, Inc.                                 7.52 - 7.78          06/30/12            2,026,162
         366   Semcrude, L.P. - U.S.                                  7.33 - 8.75          03/16/11              367,823
       5,000   Targa Resources, Inc.                                      6.83             10/31/07            5,025,000
       3,278   Targa Resources, Inc.                                  6.92 - 7.23          10/31/12            3,328,741
                                                                                                        ----------------
                                                                                                              21,006,647
                                                                                                        ----------------
               OIL REFINING/MARKETING (0.1%)
       1,197   Lyondell-Citgo Refining, LP                                6.98             05/21/07            1,209,396
                                                                                                        ----------------
               OTHER CONSUMER SPECIALTY (0.1%)
         653   Weightwatchers.com                                     6.85 - 7.00          12/16/10              661,431
         250   Weightwatchers.com                                         9.49             06/16/11              253,595
                                                                                                        ----------------
                                                                                                                 915,026
                                                                                                        ----------------
               OTHER METALS/MINERALS (0.5%)
       1,995   Alpha Natural Resources, LLC                               6.32             10/26/12            2,011,838
         363   Compass Minerals Group, Inc.                           6.32 - 6.50          12/22/12              366,213
       1,426   Foundation PA Coal Co.                                 6.44 - 6.58          07/30/11            1,449,495
       1,995   Gibraltar Industries, Inc.                                 6.69             12/08/12            2,009,962
                                                                                                        ----------------
                                                                                                               5,837,508
                                                                                                        ----------------
               PHARMACEUTICALS: MAJOR (0.0%)
         266   Warner Chilcott Holdings Company III, Ltd.             7.44 - 7.86          01/18/12              268,800
                                                                                                        ----------------
               PHARMACEUTICALS: OTHER (1.0%)
       1,900   Bradley Pharmaceuticals, Inc.                              8.75             11/14/10            1,921,375
       8,534   MCC Merger Sub Corp.                                      10.08             09/30/08            8,533,528
                                                                                                        ----------------
                                                                                                              10,454,903
                                                                                                        ----------------
               PRINTING/PUBLISHING (2.0%)
         981   Ascend Media Holdings, LLC                             8.13 - 8.48          01/31/12              961,625
       1,985   Canon Communications, LLC                                  8.73             05/31/11            1,989,963
       1,641   Day International Group, Inc.                              7.48             12/05/12            1,665,618
       1,990   Day International Group, Inc.                             12.23             12/05/13            2,029,800
       3,204   Dex Media West, LLC                                    6.25 - 6.48          03/09/10            3,226,469
       1,995   Endurance Business Media, Inc.                             7.03             03/08/12            2,012,456
       3,457   Liberty Group Operating, Inc.                              7.13             02/28/12            3,491,921
       4,890   MC Communications, LLC                                 7.27 - 7.44          12/31/10            4,944,551
         332   PBI Media, Inc.                                        6.78 - 6.92          09/30/12              332,496
       1,000   PBI Media, Inc.                                           10.67             09/30/13              990,000
                                                                                                        ----------------
                                                                                                              21,644,899
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               PUBLISHING: BOOKS/MAGAZINES (4.2%)
$      7,960   American Media Operations, Inc.                            7.63%            01/13/13     $      8,070,485
       4,938   Cygnus Business Media, Inc.                                9.10             07/13/09            4,912,812
       7,736   F&W Publications, Inc.                                 7.72 - 11.35         08/05/12            7,759,695
       3,000   Haights Cross Operating Co.                            8.25 - 9.25          08/20/08            3,037,500
       3,561   Hanley Wood, LLC                                       6.88 - 7.07          08/01/12            3,583,576
       1,496   Network Communications, Inc.                           7.19 - 7.61          11/30/12            1,513,547
       4,975   Primedia, Inc.                                             6.92             09/30/13            4,928,334
         185   Primedia, Inc. (Revolver)                                  7.19             06/30/08              178,417
         438   R.H. Donnelley, Inc.                                   6.43 - 6.73          12/31/09              440,020
       9,430   R.H. Donnelley, Inc.                                   6.28 - 6.73          06/30/11            9,509,123
         949   Source Media, Inc.                                         7.21             11/08/11              961,944
                                                                                                        ----------------
                                                                                                              44,895,453
                                                                                                        ----------------
               PULP & PAPER (1.8%)
      11,659   Georgia Pacific Corp.                                  6.88 - 6.98          12/20/12           11,755,162
       5,000   Georgia Pacific Corp.                                  7.70 - 7.92          12/23/13            5,114,900
       2,000   UCG Paper Crafts, Inc.                                     8.08             02/17/13            2,005,000
                                                                                                        ----------------
                                                                                                              18,875,062
                                                                                                        ----------------
               REAL ESTATE - INDUSTRIAL/OFFICE (0.4%)
       2,500   BioMed Realty Trust, Inc.                                  6.88             05/30/10            2,506,250
       1,547   Newkirk Master, LP                                         6.38             08/11/08            1,561,966
                                                                                                        ----------------
                                                                                                               4,068,216
                                                                                                        ----------------
               REAL ESTATE DEVELOPMENT (2.0%)
       3,000   Capital Automotive, LP                                     6.34             12/16/10            3,033,480
       5,000   Edge-Star Partners LLC                                     8.02             11/18/06            5,018,750
       5,000   Landsource Communities Development, LLC                    7.25             03/31/10            5,029,700
       2,525   London Arena & Waterfront Finance LLC                      8.38             03/08/12            2,559,719
         985   Lion Gables Realty, LP                                     6.42             09/30/06              990,499
       5,000   WCI Communications, Inc.                                   6.63             12/23/10            5,012,500
                                                                                                        ----------------
                                                                                                              21,644,648
                                                                                                        ----------------
               RECREATIONAL PRODUCTS (0.7%)
       1,990   Mega Bloks, Inc. (Canada)                                  6.44             07/27/10            2,014,875
       3,553   Pure Fishing, Inc.                                     7.57 - 7.98          09/30/10            3,595,260
       1,734   True Temper Sports, Inc.                               7.53 - 9.75          03/15/11            1,745,477
                                                                                                        ----------------
                                                                                                               7,355,612
                                                                                                        ----------------
               RESTAURANTS (1.7%)
       3,972   Arby's Restaurant Group, Inc.                          6.92 - 7.23          07/25/12            4,025,043
       4,489   Burger King Corp.                                          6.50             06/30/12            4,520,985
       1,843   Carrols Corp.                                              7.38             12/31/10            1,872,562

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
$      1,481   Denny's, Inc.                                          7.52 - 8.33%         09/30/09     $      1,509,662
       5,800   Dunkin' Brands, Inc.                                       7.06             03/01/13            5,816,298
         499   El Pollo Loco, Inc.                                        7.56             11/18/11              505,922
                                                                                                        ----------------
                                                                                                              18,250,472
                                                                                                        ----------------
               RETAIL - SPECIALTY (2.2%)
       2,400   Alimentation Couche-Tard, Inc. (Canada)                    6.63             12/17/10            2,431,488
       4,148   Central Garden & Pet Co.                               6.17 - 6.20          09/30/12            4,181,682
         104   NBTY, Inc.                                                 6.81             03/15/07              104,853
       3,095   Nebraska Book Co.                                      7.48 - 7.61          03/04/11            3,129,553
       6,835   Neiman Marcus Group, Inc.                                  7.34             04/08/13            6,943,170
       4,264   Pantry, Inc. (The)                                         6.58             01/02/12            4,320,260
       2,993   TravelCenters of America, Inc.                         6.44 - 6.86          12/01/11            3,026,914
                                                                                                        ----------------
                                                                                                              24,137,920
                                                                                                        ----------------
               SEMICONDUCTORS (1.4%)
       7,900   On Semiconductor Corp.                                     7.23             12/15/11            7,997,684
       6,913   Viasystems, Inc.                                           8.83             09/30/09            6,977,339
                                                                                                        ----------------
                                                                                                              14,975,023
                                                                                                        ----------------
               SERVICES TO THE HEALTH INDUSTRY (1.3%)
       3,671   CDI Acquisition Sub, Inc.                                  8.48             12/31/10            3,578,758
       3,157   FHC Health Systems, Inc.                               10.82 - 12.82        12/18/09            3,220,286
       2,000   FHC Health Systems, Inc.                                  13.82             02/09/11            2,035,000
       3,496   Harlan Sprague Dawley, Inc.                            7.05 - 9.25          12/19/11            3,543,240
         335   OmniFlight Helicopters, Inc.                           7.99 - 9.75          09/30/11              336,223
         453   OmniFlight Helicopters, Inc.                           8.49 - 10.25         09/30/12              454,241
         599   Sedgwick CMS Holdings, Inc.                            6.83 - 6.98          01/31/13              607,352
                                                                                                        ----------------
                                                                                                              13,775,100
                                                                                                        ----------------
               SPECIALTY INSURANCE (0.1%)
         951   Mitchell International, Inc.                               6.98             08/15/11              963,140
                                                                                                        ----------------
               TELECOMMUNICATIONS (2.1%)
       6,000   FairPoint Communications, Inc.                             6.75             02/08/12            6,053,280
       3,000   Hawaiian Telcom Communications, Inc.                       7.23             10/31/12            3,033,480
       3,000   Iowa Telecom Services, Inc.                            6.40 - 6.73          11/23/11            3,038,430
       5,539   KMC Telecom, Inc. (g)                                     10.48             06/30/10              858,502
       3,000   Madison River Capital, LLC                                 6.80             07/29/12            3,039,360
       3,200   Qwest Corp.                                                9.50             06/30/07            3,287,008
         499   Time Warner Telecom, Inc.                              6.86 - 7.23          11/30/10              507,478
       2,417   Valor Telecommunications Enterprises, LLC              6.58 - 6.73          02/14/12            2,424,979
                                                                                                        ----------------
                                                                                                              22,242,517
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS EQUIPMENT (0.0%)
$        953   Channel Master, Inc. (c)(g)                               9.00%             12/31/04     $         81,016
          64   Channel Master, Inc. (Revolver) (c)(g)                    9.00              12/31/04                5,448
                                                                                                        ----------------
                                                                                                                  86,464
                                                                                                        ----------------
               TEXTILES (0.7%)
       3,657   Polymer Group, Inc.                                        7.21             11/22/12            3,708,376
       1,000   Propex Fabrics, Inc.                                      10.25             05/01/06            1,010,000
       1,712   Propex Fabrics, Inc.                                       7.00             07/31/12            1,729,242
         840   The William Carter Co.                                 6.42 - 6.54          06/30/12              850,754
                                                                                                        ----------------
                                                                                                               7,298,372
                                                                                                        ----------------
               TOBACCO (0.2%)
       2,473   Commonwealth Brands, Inc.                                  7.00             12/22/12            2,509,392
                                                                                                        ----------------
               TRANSPORTATION (1.1%)
         493   Helm Holding Corp.                                         7.22             07/08/11              500,027
       1,965   Horizon Lines, LLC                                         7.17             07/07/11            1,992,844
       1,995   Kenan Advantage Group, Inc.                                7.98             12/16/11            2,017,444
       1,627   Pacer International, Inc.                              6.13 - 8.25          06/10/10            1,643,429
       5,344   Quality Distribution, Inc.                             7.80 - 7.83          11/13/09            5,371,067
                                                                                                        ----------------
                                                                                                              11,524,811
                                                                                                        ----------------
               UTILITIES (2.3%)
       7,778   Allegheny Energy Supply Co., LLC                       6.10 - 6.43          03/08/11            7,829,608
       1,000   La Paloma Generating Co., LLC                              8.48             08/16/13            1,019,690
       1,247   Mirant North America, LLC                                  6.44             01/03/13            1,258,782
       5,288   NRG Energy, Inc.                                           6.82             02/01/13            5,359,131
       4,435   Pike Electric, Inc.                                        6.19             07/01/12            4,490,735
       2,840   Pike Electric, Inc.                                        6.25             12/10/12            2,875,798
       1,633   Reliant Energy, Inc.                                       7.18             04/30/10            1,632,929
                                                                                                        ----------------
                                                                                                              24,466,673
                                                                                                        ----------------
               WASTE MANAGEMENT (1.2%)
       6,205   Envirocare of Utah, LLC                                9.38 - 10.13         04/13/10            6,298,655
       2,850   LVI Services, Inc.                                         7.34             11/16/11            2,885,625
       3,960   WCA Waste Systems, Inc.                                    7.98             04/28/11            3,969,900
                                                                                                        ----------------
                                                                                                              13,154,180
                                                                                                        ----------------
               WIRELESS TELECOMMUNICATIONS (2.0%)
       8,231   Centennial Cellular Operating Co.                      6.83 - 7.32          02/09/11            8,358,488
      12,727   Nextel Partners Operating Corp.                            6.32             05/31/12           12,772,327
                                                                                                        ----------------
                                                                                                              21,130,815
                                                                                                        ----------------
               TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
                (COST $1,019,204,248)                                                                      1,021,814,111
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (1.4%)
               AUTOMOTIVE AFTERMARKET (0.0%)
     100,632   Safelite Glass Corp. (Acquired 09/29/00, COST $58,636) (b)(e)(h)                         $              0
       6,793   Safelite Realty Corp. (Acquired 09/29/00, COST $3,958) (b)(e)(h)                                        0
                                                                                                        ----------------
                                                                                                                       0
                                                                                                        ----------------
               CASINO/GAMING (0.0%)
               Aladdin Gaming Holdings, LLC (.72% Ownership Interest, Acquired 09/01/04,
                COST $4,330) (b)(e)(h)                                                                             2,728
                                                                                                        ----------------
               CONSUMER SUNDRIES (0.1%)
      52,654   World Kitchen, Inc. (Acquired 01/31/03, COST $138,363) (b)(e)(h)                                1,090,991
                                                                                                        ----------------
               CONTAINERS/PACKAGING (0.0%)
          70   Nexpak Holdings, LLC (Acquired 01/01/05, COST $6,411,773) (b)(e)(h)                                     0
                                                                                                        ----------------
               ENGINEERING & CONSTRUCTION (1.0%)
     198,000   Washington Group International, Inc.                                                           11,363,220
                                                                                                        ----------------
               ENVIRONMENTAL SERVICES (0.1%)
      19,446   Environmental Systems Products Holdings, Inc. (b)(e)                                              685,082
                                                                                                        ----------------
               MEDICAL SPECIALTIES (0.2%)
      62,838   Dade Behring Holdings, Inc.                                                                     2,243,945
                                                                                                        ----------------
               TELECOMMUNICATIONS (0.0%)
  11,689,637   KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (b)(e)(h)                                                0
                                                                                                        ----------------
               TEXTILES (0.0%)
      61,460   London Fog (b)(e)(i)                                                                                    0
                                                                                                        ----------------
                 TOTAL COMMON STOCKS
                  (COST $12,014,330)                                                                          15,385,966
                                                                                                        ----------------

 PRINCIPAL
 AMOUNT IN                                                               COUPON            MATURITY
 THOUSANDS                                                                RATE               DATE
 ---------                                                               ------            --------
               SENIOR NOTES (1.5%)
               CONSTRUCTION MATERIALS (0.1%)
$      1,500   Compression Polymers Holdings - 144A*                     11.44%            07/01/12            1,537,500
                                                                                                        ----------------
               HOUSEHOLD/PERSONAL CARE (0.3%)
       3,000   DEL Laboratories, Inc. -144A*                              9.68             11/01/11            3,090,000
                                                                                                        ----------------
               INDUSTRIAL SPECIALTIES (0.2%)
       2,000   Boise Cascade, LLC                                         7.48             10/15/12            2,035,000
                                                                                                        ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
               SERVICES TO THE HEALTH INDUSTRY (0.5%)
$      5,000   Insight Health Services Acquisition Corp.                 9.93%             11/01/11     $      4,643,750
                                                                                                        ----------------
               TELECOMMUNICATIONS (0.2%)
       5,504   KMC Telecom, Inc. (Acquired between
                07/25/03 and 03/31/06,
                COST $4,252,998) (c)(d)(g)(h)                            10.94             06/30/11              853,089
       2,409   KMC Telecom, Inc. (Acquired between
                07/25/03 and 03/31/06,
                COST $1,865,110) (c)(d)(g)(h)                            11.19             06/30/11              373,385
       1,000   Qwest Corp.                                                8.16             06/15/13            1,105,000
                                                                                                        ----------------
                                                                                                               2,331,474
                                                                                                        ----------------
               WIRELESS TELECOMMUNICATIONS (0.2%)
       2,000   Rogers Wireless Inc. (Canada)                              8.04             12/15/10            2,075,000
                                                                                                        ----------------
               TOTAL SENIOR NOTES
                (COST $20,570,608)                                                                            15,712,724
                                                                                                        ----------------

 NUMBER OF                                                                                EXPIRATION
 WARRANTS                                                                                    DATE
 ---------                                                                                ----------
               WARRANTS (b)(e)(h) (0.0%)
               CASINO/GAMING (0.0%)
      20,570   Opbiz (Planet Hollywood) (Acquired between 09/01/04 and 04/19/05,
                COST $0)                                                                   09/01/10                    0
                                                                                                        ----------------
               INTERNET SOFTWARE/SERVICES (0.0%)
      98,655   Mobile Pro Corp. (Acquired 11/12/04, COST $0)                               11/15/09                    0
                                                                                                        ----------------
               TOTAL WARRANTS
                (COST $0)                                                                                              0
                                                                                                        ----------------

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE
 ---------                                                              ------             --------
               SHORT-TERM INVESTMENTS (1.2%)
               REPURCHASE AGREEMENTS
$      7,466   Joint repurchase agreement account
                (dated 03/31/06; proceeds $7,468,977) (j)
                (Cost $7,466,000)                                        4.785%            04/03/06     $      7,466,000

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                              COUPON             MATURITY
 THOUSANDS                                                               RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------
$      5,992   The Bank of New York (dated 03/31/06; proceeds
                $5,994,233) (k)
                (COST $5,991,892)                                        4.688%            04/03/06     $      5,991,892
                                                                                                        ----------------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $13,457,892)                                                                            13,457,892
                                                                                                        ----------------
               TOTAL INVESTMENTS
                (COST $1,065,247,078) (l)(m)                                                   98.8%       1,066,370,693
               OTHER ASSETS IN EXCESS OF LIABILITIES                                            1.2           12,421,621
                                                                                           --------     ----------------
               NET ASSETS                                                                     100.0%    $  1,078,792,314
                                                                                           ========     ================

----------
     *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
     (a)  INTEREST RATES SHOWN ARE THOSE IN EFFECT AT MARCH 31, 2006.
     (b) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $5,561,037 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
     (c)  NON-INCOME PRODUCING SECURITY; LOAN OR NOTE IN DEFAULT.
     (d)  PAYMENT-IN-KIND SECURITY.
     (e)  NON-INCOME PRODUCING SECURITIES.
     (f)  ISSUER IS RESTRUCTURING LOAN.
     (g)  ISSUER IS LIQUIDATING LOAN.
     (h)  RESALE IS RESTRICTED. NO TRANSACTION ACTIVITY DURING THE YEAR.
     (i)  ISSUER IN BANKRUPTCY.
     (j)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (k) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/35 VALUED AT $6,111,730.
     (l) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $47,413,463 IN CONNECTION WITH UNFUNDED LOAN COMMITMENTS.
     (m) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $21,640,073 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $20,516,458, RESULTING IN NET UNREALIZED APPRECIATION OF $1,123,615.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PRIME INCOME TRUST

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,065,247,078)                                         $ 1,066,370,693
Cash                                                                                                    1,288,960
Receivable for:
    Investments sold                                                                                   18,997,457
    Interest                                                                                            7,133,253
    Shares of beneficial interest sold                                                                  3,439,689
Prepaid expenses and other assets                                                                         573,789
                                                                                                  ---------------
    TOTAL ASSETS                                                                                    1,097,803,841
                                                                                                  ---------------
LIABILITIES:
Payable for:
    Investments purchased                                                                              16,582,929
    Investment advisory fee                                                                               807,139
    Unrealized loss on unfunded commitments (Note 6)                                                      594,765
    Dividends to shareholders                                                                             384,879
    Administration fee                                                                                    231,149
    Transfer agent fee                                                                                     16,765
Accrued expenses and other payables                                                                       393,901
                                                                                                  ---------------
    TOTAL LIABILITIES                                                                                  19,011,527
                                                                                                  ---------------
    NET ASSETS                                                                                    $ 1,078,792,314
                                                                                                  ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                                   $ 1,441,107,607
Net unrealized appreciation                                                                               528,850
Accumulated undistributed net investment income                                                         1,466,633
Accumulated net realized loss                                                                        (364,310,776)
                                                                                                  ---------------
    NET ASSETS                                                                                    $ 1,078,792,314
                                                                                                  ===============
    NET ASSET VALUE PER SHARE, 118,380,516 shares outstanding
    (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)                                               $          9.11
                                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest (net of $25,436 foreign withholding tax)                                                 $    37,890,187
Dividends                                                                                                   7,516
Amendment and other loan fees                                                                             692,611
                                                                                                  ---------------
    TOTAL INCOME                                                                                       38,590,314
                                                                                                  ---------------
EXPENSES
Investment advisory fee                                                                                 4,674,758
Administration fee                                                                                      1,338,265
Transfer agent fees and expenses                                                                          263,845
Shareholder reports and notices                                                                           147,349
Professional fees                                                                                          81,193
Registration fees                                                                                          69,711
Trustees' fees and expenses                                                                                10,536
Custodian fees                                                                                             26,518
Other                                                                                                      52,961
                                                                                                  ---------------
    TOTAL EXPENSES                                                                                      6,665,136
Less: expense offset                                                                                      (20,491)
                                                                                                  ---------------
    NET EXPENSES                                                                                        6,644,645
                                                                                                  ---------------
    NET INVESTMENT INCOME                                                                              31,945,669
                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain                                                                                       7,866,547
                                                                                                  ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                            (8,360,646)
Unfunded commitments                                                                                       11,400
                                                                                                  ---------------
    NET DEPRECIATION                                                                                   (8,349,246)
                                                                                                  ---------------
    NET LOSS                                                                                             (482,699)
                                                                                                  ---------------
NET INCREASE                                                                                      $    31,462,970
                                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX          FOR THE YEAR
                                                                                    MONTHS ENDED             ENDED
                                                                                   MARCH 31, 2006     SEPTEMBER 30, 2005
                                                                                   ---------------    ------------------
                                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                              $    31,945,669      $    49,258,825
Net realized gain                                                                        7,866,547           23,107,334
Net change in unrealized appreciation/depreciation                                      (8,349,246)         (10,076,033)
                                                                                   ---------------      ---------------

    NET INCREASE                                                                        31,462,970           62,290,126
                                                                                   ---------------      ---------------

Dividends to shareholders from net investment income                                   (31,949,366)         (49,711,757)
                                                                                   ---------------      ---------------

Net increase (decrease) from transactions in shares of beneficial interest              11,175,993          (60,734,055)
                                                                                   ---------------      ---------------

    NET INCREASE (DECREASE)                                                             10,689,597          (48,155,686)

NET ASSETS:
Beginning of period                                                                  1,068,102,717        1,116,258,403
                                                                                   ---------------      ---------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,466,633 AND $1,470,330, RESPECTIVELY)                                           $ 1,078,792,314      $ 1,068,102,717
                                                                                   ===============      ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets from operations                                                        $    31,462,970
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
  Purchases of investments                                                                           (335,730,694)
  Principal repayments/sales of investments                                                           320,777,158
  Net sales/maturities of short-term investments                                                        8,415,100
  Increase in interest receivables and prepaid expenses and other assets                               (2,030,955)
  Decrease in accrued expenses and other payables                                                         (22,466)
  Amortization of loan fees                                                                              (158,788)
  Payment-in-kind income                                                                                 (406,369)
  Accretion of discounts                                                                                 (246,790)
  Net realized gain on investments                                                                     (7,866,547)
  Net change in unrealized appreciation on investments                                                  8,360,646
  Net change in unrealized depreciation on unfunded commitments                                           (11,400)
                                                                                                  ---------------

  NET CASH PROVIDED BY OPERATING ACTIVITIES                                                            22,541,865
                                                                                                  ---------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Shares of beneficial interest sold                                                                     96,554,078
Shares tendered                                                                                      (101,771,656)
Dividends from net investment income (net of reinvested dividends of $14,612,214)                     (17,294,009)
                                                                                                  ---------------

  Net Cash Used for Financing Activities                                                              (22,511,587)
                                                                                                  ---------------

Net Increase in Cash                                                                                       30,278
                                                                                                  ---------------

Cash Balance at Beginning of Year                                                                       1,258,682
                                                                                                  ---------------

Cash Balance at End of Year                                                                       $     1,288,960
                                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PRIME INCOME TRUST

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are value based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees; (4) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(5) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (6) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Trust may also invest directly with institutions in repurchase agreements. The Trust's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. FEDERAL INCOME TAX POLICY -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Trust pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of the daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006, aggregated $350,695,343 and $332,445,892, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Adviser and the Distributor, the Investment Adviser compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Adviser will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2006, the Investment Adviser has informed the Trust that it received $377,594 in early withdrawal charges.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,578. At March 31, 2006, the Trust had an accrued pension liability of $63,031 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                        SHARES             AMOUNT
                                                                                   ---------------    ---------------
Balance, September 30, 2004                                                            123,800,578    $ 1,490,665,669
Shares sold                                                                             16,159,520        147,086,233
Shares issued to shareholders for reinvestment of dividends                              2,383,439         21,690,348
Shares tendered (four quarterly tender offers)                                         (25,194,683)      (229,510,636)
                                                                                   ---------------    ---------------
Balance, September 30, 2005                                                            117,148,854      1,429,931,614
Shares sold                                                                             10,809,709         98,335,434
Shares issued to shareholders for reinvestment of dividends                              1,606,546         14,612,215
Shares tendered (four quarterly tender offers)                                         (11,184,593)      (101,771,656)
                                                                                   ---------------    ---------------
Balance, March 31, 2006                                                                118,380,516    $ 1,441,107,607
                                                                                   ===============    ===============

On April 25, 2006, the Trustees approved a tender offer to purchase up to 10 million shares of beneficial interest to commence on May 17, 2006.

5. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

6. UNFUNDED LOAN COMMITMENTS

As of March 31, 2006, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                                      UNFUNDED          UNREALIZED
BORROWER                                                                             COMMITMENT         GAIN (LOSS)
                                                                                   ---------------    ---------------
Babcock & Wilcox Co.                                                               $     4,000,000    $        20,000
Centennial Cellular Operating, Inc.                                                      2,250,000            (39,375)
Dobson Cellular Systems, Inc.                                                            2,500,000            (50,000)
Domino's, Inc.                                                                           5,000,000            (50,000)
DynCorp International, LLC                                                               5,000,000           (150,000)
Eastman Kodak Company                                                                      588,235                735
Federal Mogul Corp.                                                                        255,822             (8,890)
General Nutrition Centers, Inc.                                                          3,000,000            (45,000)
Hanley Wood, LLC                                                                           425,272              2,658
Hertz Corp.                                                                              3,911,556             50,228
Johnsondiversy, Inc.                                                                       132,058                660
Metro-Goldwyn Mayer Studios, Inc.                                                          853,846            (25,615)
MGM Mirage                                                                               2,714,286            (66,161)
Nextel Partners Operating Corp.                                                          3,750,000            (75,000)
Pinnacle Entertainment, Inc.                                                             1,250,000              1,407
Primedia, Inc.                                                                           3,226,855           (112,940)
Select Medical Corp.                                                                     3,626,667            (31,733)
TravelCenters of America, Inc.                                                           2,500,000            (37,500)
Vertafore, Inc.                                                                             88,889              1,259
Waste Services, Inc.                                                                       500,000              6,563
Yorkers Racing Corp.                                                                       910,303             13,939
                                                                                   ---------------    ---------------
                                                                                   $    46,483,789    $      (594,765)
                                                                                   ===============    ===============

The total value of the security segregated for unfunded loan commitments was $47,413,463.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Trust had a net capital loss carryforward of $371,484,034 of which $53,564,483 will expire on September 30, 2010,
$206,184,990 will expire on September 30, 2011 and $111,734,561 will expire on September 30, 2012 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Trust had temporary book/tax differences primarily attributable to tax adjustments and book amortization of discounts on revolver loans and term loans held by the Trust.

8. LEGAL MATTERS

On November 14, 2001, an alleged class action lawsuit was filed on behalf of certain investors in Morgan Stanley Prime Income Trust alleging that, during the period from November 1, 1998 through April 26, 2001, the Trust, its investment advisor and a related entity, its administrator, certain of its officers, and certain of its Trustees violated certain provisions of the Securities Act of 1933 and common law by allegedly misstating the Trust's net asset value in its prospectus, registration statement and financial reports. On November 8, 2002, the court denied defendants' motion to dismiss the complaint. On October 15, 2004 the parties entered into a Stipulation of Settlement to resolve the matter. Pursuant to the Stipulation of Settlement, on November 15, 2004, the lead Plaintiff filed a notice (i) seeking preliminary approval of the Settlement,
(ii) directing dissemination of a notice to the Class and (iii) requesting a fairness hearing. On December 9, 2004, following a court conference, the Court issued an Order Preliminarily Approving the Proposed Settlement, Directing the Issuance of Notice to the Class, and Setting a Fairness Hearing for May 26, 2005. No objections to the settlement were raised at the Hearing, and the Court did not request a response from the parties to any objection submitted prior to the Hearing. Final approval of the settlement is pending before the Court. The insurers have agreed to reimburse the litigations to that effect on October 28, 2005 and November 3, 2005, respectively. On January 20, 2006, the Court granted final approval of the settlement, and dismissed Plaintiffs' cause of action with prejudice. The insurers have reimbursed defendants for all appropriate settlement amounts. This case is now concluded.

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Trust, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Trust, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (1) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the fund advised by the Investment Adviser or its affiliates, including the Trust, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the court denied plaintiff's motion to supplement their complaint. This matter is now concluded.

MORGAN STANLEY PRIME INCOME TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                    FOR THE YEAR ENDED SEPTEMBER 30,
                                                 MONTHS ENDED    ----------------------------------------------------------------
                                                MARCH 31, 2006      2005         2004         2003            2002        2001
                                                --------------   ---------    ---------    ---------       ---------    ---------
                                                 (UNAUDITED)
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     9.12       $    9.02    $    8.59    $    8.01       $    8.62    $    9.72
                                                ----------       ---------    ---------    ---------       ---------    ---------
Income (loss) from investment operations:
  Net investment income                               0.27            0.41         0.34         0.38            0.45         0.69
  Net realized and unrealized gain (loss)            (0.01)           0.10         0.47         0.58           (0.64)       (1.11)
                                                ----------       ---------    ---------    ---------       ---------    ---------
Total income (loss) from investment operations        0.26            0.51         0.81         0.96           (0.19)       (0.42)
                                                ----------       ---------    ---------    ---------       ---------    ---------
Less dividends from net investment income            (0.27)          (0.41)       (0.38)       (0.38)          (0.42)       (0.68)
                                                ----------       ---------    ---------    ---------       ---------    ---------
Net asset value, end of period                  $     9.11       $    9.12    $    9.02    $    8.59       $    8.01    $    8.62
                                                ==========       =========    =========    =========       =========    =========
TOTAL RETURN+                                         2.90%(2)        5.74%        9.65%       12.31%          (2.30)%      (4.54)%
RATIOS TO AVERAGE NET ASSETS:
Expenses                                              1.24%(3)        1.30%        1.32%        1.36%(1)        1.29%        1.20%
Net investment income                                 5.97%(3)        4.45%        3.75%        4.45%           5.15%        7.53%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    1,079       $   1,068    $   1,116    $   1,166       $   1,378    $   2,195
Portfolio turnover rate                                 32%(2)          76%          94%          49%             27%          29%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

38567RPT-RA06-00404P-Y03/06

[GRAPHIC]

                                                         MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              PRIME INCOME TRUST


                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2006


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                     (D) MAXIMUM
                                                  (C) TOTAL          NUMBER (OR
                                                  NUMBER OF          APPROXIMATE
                                                  SHARES (OR         DOLLAR VALUE)
                                                  UNITS)             OF SHARES (OR
                 (A) TOTAL                        PURCHASED AS       UNITS) THAT MAY
                 NUMBER OF                        PART OF PUBLICLY   YET BE
                 SHARES (OR   (B) AVERAGE         ANNOUNCED          PURCHASED
                 UNITS)       PRICE PAID PER      PLANS OR           UNDER THE PLANS
PERIOD           PURCHASED    SHARE (OR UNIT)     PROGRAMS           OR PROGRAMS
------------------------------------------------------------------------------------
mo-da-year ---
mo-da-year                                              N/A                N/A

mo-da-year ---
mo-da-year                                              N/A                N/A

mo-da-year ---
mo-da-year                                              N/A                N/A

mo-da-year ---
mo-da-year                                              N/A                N/A

mo-da-year ---
mo-da-year                                              N/A                N/A

mo-da-year ---
mo-da-year                                              N/A                N/A

Total                                                   N/A                N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006